S-K 1605, De-SPAC Background and Terms	Dec. 31, 2025
De-SPAC Transactions, Background, Terms, Effects Disclosure [Line Items]
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Redemption Rights

Pursuant to the FACT Articles, a Public Shareholder (other than the Sponsor, Sponsor HoldCo and the FACT Insiders) may request that FACT redeem all or a portion of his, her or its Public Shares for cash if the Business Combination is consummated. Holders of Public Shares who wish to exercise their redemption rights must, prior to [•], Eastern Time, on [•], 2026 (which date is two business days before the scheduled vote at the EGM):

(a)     (i) hold Public Shares or (ii) hold Public Shares through FACT Units and elect to separate your FACT Units into the underlying Public Shares and FACT Warrants prior to exercising your redemption rights with respect to the Public Shares;

(b)    submit a written request to the Transfer Agent, which request includes the legal name, phone number and address of the beneficial owner of the Public Shares for which redemption is requested, that FACT redeem all or a portion of their Public Shares for cash; and

(c)     deliver the certificates for their Public Shares (if any) along with their redemption forms to the Transfer Agent physically or electronically using the DTC’s DWAC (Deposit/Withdrawal at Custodian) system.

Any holder of Public Shares (other than the Sponsor, Sponsor HoldCo and the FACT Insiders) will be entitled to demand that such holder’s Public Shares be redeemed for a full pro rata portion of the amount then in the Trust Account including interest earned on the Trust Account (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of Permitted Withdrawals) which, for illustrative purposes, was approximately $[•] million, or $[•] per Public Share, as of [•], 2026.

Prior to exercising redemption rights, Public Shareholders should verify the market price of the FACT Class A Shares as they may receive higher proceeds from the sale of their Public Shares in the public market than from exercising their redemption rights if the market price per share is higher than the Redemption Price. FACT cannot assure shareholders that they will be able to sell their Public Shares in the open market, even if the market price per share is higher than the Redemption Price stated above, as there may not be sufficient liquidity in the FACT Class A Shares when Public Shareholders wish to sell their shares.

Any request for redemption, once made by a holder of Public Shares, may not be withdrawn unless the FACT Board determines (in its sole discretion) to permit the withdrawal of such redemption request (which it may do in whole or in part).

Any written demand of redemption rights must be received by the Transfer Agent prior to the redemption deadline. No demand for redemption will be honored unless the holder’s Public Shares have been delivered (either physically or electronically) to the Transfer Agent prior to the deadline for submitting redemption requests.

Notwithstanding the foregoing, a holder of Public Shares, together with any affiliate or any other person with whom he, she or it is acting in concert or as a partnership, syndicate or other group for the purposes of acquiring, holding or disposing of shares, will be restricted from seeking redemption with respect to more than 15% of the issued and outstanding Public Shares. Accordingly, all Public Shares in excess of 15% held by a shareholder, together with any affiliate of such holder or any other person with whom such holder is acting in concert or as a partnership, syndicate or other group for the purposes of acquiring, holding or disposing of shares, will not be redeemed.

See the section entitled “The Extraordinary General Meeting — Redemption Rights” for a detailed description of the procedures to be followed if you wish to redeem your Public Shares for cash. See also “Questions and Answers about the Business Combination — Do I have redemption rights?, — Will my ability to exercise redemption rights be impacted by how I vote on the Business Combination Proposal?, — How do I exercise my redemption rights?” for additional information on the exercise of redemption rights.

As set forth in more detail elsewhere in this proxy statement/prospectus, the Public Shareholders that do not elect to redeem their Public Shares will experience immediate dilution as a result of the Business Combination. The Public Shareholders currently own approximately 73% of the issued and outstanding FACT Ordinary Shares. Even if no Public Shareholders redeem their Public Shares in the Business Combination, the Public Shareholders’ ownership will decrease from approximately [•]% of the FACT Ordinary Shares prior to the Business Combination to owning approximately [•]% of the total outstanding New PAD Common Stock at the Closing. As redemptions increase, the overall percentage ownership held by the Sponsor, Sponsor HoldCo and other FACT Insiders and PAD Stockholders will increase as compared to the overall percentage ownership and voting percentage held by Public Shareholders, thereby increasing dilution to Public Shareholders. See “Risk Factors — FACT Shareholders will experience immediate dilution as a consequence of the issuance of New PAD Common Stock as consideration in the Business Combination. Having a minority share position may reduce the influence that FACT’s current shareholders have on the management of New PAD.”

Holders of the FACT Warrants will not have redemption rights with respect to the FACT Warrants.

De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	true
De-SPAC, Security Holders Appraisal Rights Summary [Text Block]

The FACT Shareholders do not have appraisal rights in connection with the Business Combination or the Domestication under the DGCL. The FACT Shareholders do not have dissenters’ rights in connection with the Business Combination or the Domestication under Cayman Islands law.